Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Compensation Summary of Stock Option Activity

The following is a summary of stock option activity during the year ended December 31, 2013. There were no options outstanding during 2012.

			Average	Aggregate
	Number of	Weighted	Remaining	Instrinsic
	Options	Average	Contractual	Value
	Outstanding	Exercise Price	Life (in years)	(thousands)
Outstanding – December 31, 2012	—	—
Options granted	1,625,476	$1.76
Options exercised	—	—
Options forfeited	—	—
Options expired	—	—

Outstanding – December 31, 2013	1,625,476	$1.76	9.36	$7,590

Exercisable – December 31, 2013	591,812	$1.66	9.35	$2,825

Weighted-average Black-Scholes Option Pricing Model Assumptions

The Company estimates the fair values of stock options using the Black-Scholes option-pricing model on the date of grant. For the year ended December 31, 2013, the assumptions used in the Black-Scholes option pricing model, which was used to estimate the grant date fair value per option, were as follows,

	Employee	Non-Employee
	Grants	Grants
Weighted-average Black-Scholes option pricing model assumptions:
Volatility	50.7%	50.6%
Expected term (in years)	6	10
Risk-free rate	1.0%	2.9%
Expected dividend yield	0.0%	0.0%
Weighted average grant date fair value per share	$0.78	$0.84

Share-Based Compensation Non-Vested Restricted Stock Units Award Activity

The following is a summary of non-vested restricted stock award activity for the year ended December 31, 2013:

Weighted Average
	Number of	Grant Date
	Shares	Fair Value
Non-vested – December 31, 2012	—	$—
Shares granted	22,368	1.46
Shares vested	(22,368)	1.46
Shares forfeited	—	—

Non-vested – December 31, 2013	—	$—